Debt (Details) - Schedule of Debt (Parentheticals)	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Schedule of Debt [Abstract]
Debentures	7.70%	7.70%	7.70%	7.70%